Share-based Compensation - Summary of Assumptions Used to Determine Fair Value of Share Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Exercise price (US$)	$ 0.0387	$ 0.0589
Expected forfeiture rate (post-vesting)	4.99%	11.52%
Expected volatility	54.68%	52.10%
Excepted term (in years)	8 years 7 months 13 days	8 years 18 days
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	4.5395%	3.8875%